Earnings Per Share - Schedule of Earnings Per Share (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Earnings Per Share [Abstract]
Total profit or loss for the year	$ (53,316,618)	$ (6,033,416)	$ (16,988,681)
Weighted average number of shares used in basic earnings per share	1,793,797,820	314,858,547	168,938,126
Weighted average number of shares used in diluted earnings per share	1,793,797,820	314,858,547	168,938,126
Profit / (loss) per share – basic (in Dollar per share)	$ (0.03)	$ (0.02)	$ (0.1)
Profit / (loss) per share – diluted (in Dollar per share)	$ (0.03)	$ (0.02)	$ (0.1)